SEGMENT REPORTING	12 Months Ended
Dec. 26, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”), defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.

The Company operates manufacturing, treating and distribution facilities throughout North America, but primarily in the United States. The Company manages the operations of its individual locations primarily through a geographic reporting structure under which each location is included in a region and regions are included in divisions. The exceptions to this geographic reporting and management structure are (a) the Company's Alternative Materials Division, which offers a portfolio of non-wood products and distributes those products nation-wide and (b) the Company's distribution unit (referred to as UFPD) which distributes a variety of products to the manufactured housing industry.

Due to changes in management structure, we revised our operating segments at the beginning of fiscal 2015.  Our operating segments currently consist of the North, South, West, Alternative Materials, International, Corporate, and All Other.  Our previous operating segments, immediately prior to the current fiscal year, consisted of Eastern, Western, Site-Built, Corporate, and All Other. The Company's new North and South reporting segments represent the segregation of the former Eastern segment with the following adjustments:

ú The Site-Built unit previously was a separate operating and reportable segment; however the recent management structure reorganization resulted in the Site-Built unit reporting through (and is now apart of) the North segment.

ú UFPD which previously was included in the All Other segment, is now included as part of the North segment.

With respect to the facilities in the north, south, and west segments, these facilities generally supply the three markets the Company serves nationally - Retail, Industrial, and Construction. Also, substantially all of our facilities support customers in the immediate geographical region surrounding the facility.
Prior year amounts have been reclassified to our new segments.  Our Alternative Materials and International divisions have been included in the “All Other” column of the table below.  The “Corporate” column includes unallocated administrative costs and certain incentive compensation expense.

	2015
	North	South	West	All Other	Corporate	Total
Net sales to outside customers	$922,092	$656,550	$1,133,398	$175,031	$—	$2,887,071
Intersegment net sales	51,796	29,940	58,412	13,673	—	153,821
Interest expense	—	296	516	52	4,269	5,133
Amortization expense	267	9	2,467	788	—	3,531
Depreciation expense	7,901	6,255	13,033	3,707	6,814	37,710
Segment earnings from operations	53,879	30,740	70,220	3,038	(22,410)	135,467
Segment assets	291,614	185,818	369,077	98,004	163,166	1,107,679
Capital expenditures	9,622	6,138	13,356	6,698	7,708	43,522

	2014
	North	South	West	All Other	Corporate	Total
Net sales to outside customers	$840,277	$611,700	$1,062,565	$145,787	$—	$2,660,329
Intersegment net sales	37,624	20,224	47,737	12,783	—	118,368
Interest expense	—	323	39	—	3,905	4,267
Amortization expense	331	10	1,358	711	—	2,410
Depreciation expense	7,060	5,700	11,029	4,082	6,042	33,913
Segment earnings from operations	32,988	24,474	53,575	3,155	(16,825)	97,367
Segment assets	303,213	201,245	351,557	85,661	82,124	1,023,800
Capital expenditures	10,887	8,875	11,984	3,879	9,680	45,305

	2013
	North	South	West	All Other	Corporate	Total
Net sales to outside customers	$811,438	$568,237	$950,684	$140,089	$—	$2,470,448
Intersegment net sales	46,103	17,689	38,176	11,798	—	113,766
Interest expense	—	356	48	—	4,447	4,851
Amortization expense	331	8	1,416	718	—	2,473
Depreciation expense	6,541	4,762	9,830	4,288	5,670	31,091
Segment earnings from operations	21,167	23,680	42,003	(1,850)	(10,732)	74,268
Segment assets	287,382	178,008	300,443	79,510	71,644	916,987
Capital expenditures	8,390	6,010	11,069	6,285	8,269	40,023

In 2015, 2014, and 2013, 19%, 17%, and 17% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2015		2014		2013
	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets	Net Sales	Long-Lived Tangible Assets
United States	$2,811,359	$244,040	$2,596,278	$242,156	$2,410,313	$233,237
Foreign	75,712	15,408	64,051	15,678	60,135	16,260
Total	$2,887,071	$259,448	$2,660,329	$257,834	$2,470,448	$249,497

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2015	59.8%	40.2%
2014	58.5%	41.5%
2013	58.1%	41.9%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems.  Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.
The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 26, 2015	December 27, 2014	December 28, 2013
Value-Added Sales
Trusses – residential, modular and manufactured housing	$299,111	$273,605	$238,093
Fencing	149,526	143,252	120,765
Decking and railing – composite, wood and other	177,787	141,121	131,102
Turn-key framing and installed sales	129,803	121,434	159,811
Industrial packaging and components	374,030	298,335	251,224
Engineered wood products (eg. LVL; i-joist)	67,804	61,970	60,335
Manufactured brite and other lumber	59,804	73,261	64,465
Wall panels	46,496	43,751	36,908
Outdoor DIY products (eg. stakes; landscape ties)	56,846	51,710	47,251
Construction and building materials (eg. door packages; drywall)	200,901	191,426	162,362
Lattice – plastic and wood	47,392	40,943	38,959
Manufactured brite and other panels	57,999	69,622	80,335
Siding, trim and moulding	45,215	32,323	29,157
Hardware	17,123	17,265	16,295
Manufactured treated lumber	13,611	12,071	11,183
Manufactured treated panels	5,353	6,042	5,882
Other	281	248	106
Total Value-Added Sales	$1,749,082	$1,578,379	$1,454,233

Commodity-Based Sales
Non-manufactured brite and other lumber	458,023	454,695	421,071
Non-manufactured treated lumber	423,543	389,487	349,156
Non-manufactured brite and other panels	253,678	232,821	239,641
Non-manufactured treated panels	31,789	33,146	30,450
Other	10,978	9,402	9,361
Total Commodity-Based Sales	$1,178,011	$1,119,551	$1,049,679
Total Gross Sales	$2,927,093	$2,697,930	$2,503,912
Sales allowances	(40,022)	(37,601)	(33,464)
Total Net Sales	$2,887,071	$2,660,329	$2,470,448